Property and Equipment (Details) - USD ($) $ in Thousands	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 2,000,000	$ 1,829,475	$ 1,686,088
Accumulated depreciation related to assets held under finance leases	1,200	200
Property and equipment, gross		2,856,862	2,604,506
Less: Accumulated depreciation	2,000,000	1,829,475	1,686,088
Property and equipment, net	1,050,526	1,027,387	918,418
Land and buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross		21,597	24,840
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		594,443	502,869
Furniture and Fixtures, Held Under Finance Lease
Property, Plant and Equipment [Line Items]
Accumulated depreciation		200
Property and equipment, gross	$ 25,900	39,000
Less: Accumulated depreciation		200
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		746,365	721,039
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,494,457	$ 1,355,758